Common Stock	12 Months Ended
Mar. 31, 2011
Common Stock
Common Stock
(11)	Common Stock

The Company has authorized issuance of 10 billion shares of common stock.

The number of issued shares and the amount of common stock for the years ended March 31, 2011, 2010 and 2009 are as follows:

		Yen (millions)
	Issued shares	Amount
Balance as of March 31, 2009 and 2008	3,368,126,056	282,033
Issuance of common stock	1,150,000,000	126,776
Conversion of convertible bonds	6,309	1

Balance as of March 31, 2010	4,518,132,365	408,810
Conversion of convertible bonds	2,012,599	319

Balance as of March 31, 2011	4,520,144,964	409,129

The issuance of common stock for the year ended March 31, 2010 and the conversion of convertible bonds into common stock for the years ended March 31, 2011 and 2010 were accounted for in accordance with the provisions of the Japanese Company Law by crediting one-half of the issue price or the conversion price to each of the common stock accounts and the capital surplus accounts.